Loans and Borrowings - Disclosure of Detailed Information About Borrowings Explanatory (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Apr. 11, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about borrowings [line items]
Loans and borrowings	$ 264,049		$ 214,559	$ 43,461
Less: Current portion of loans and borrowings	(61,574)		(54,704)
Non-current portion of loans and borrowings	202,475		159,855
Revolving Credit Facility [member]
Disclosure of detailed information about borrowings [line items]
Loans and borrowings	116,625	$ 130,000	97,858
Convertible Notes [member]
Disclosure of detailed information about borrowings [line items]
Loans and borrowings	125,850
Sprott Facility [member]
Disclosure of detailed information about borrowings [line items]
Loans and borrowings			18,249
Aurizona Construction Facility [Member]
Disclosure of detailed information about borrowings [line items]
Loans and borrowings			68,831
Standby Loan [member]
Disclosure of detailed information about borrowings [line items]
Loans and borrowings	12,000		11,803
Debenture [member]
Disclosure of detailed information about borrowings [line items]
Loans and borrowings	$ 9,574		$ 17,818